Long-Term Receivables and Other Assets (Details) $ in Millions, $ in Millions			3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Mar. 31, 2023 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Long-Term Receivables and Other Assets [Abstract]
Company paid			$ 43.6			$ 38.5
Accrued interest		$ 3.6
Non trade payables and accrued expenses		$ 3.6
Accrued balance	$ 1.8
Canada Revenue				$ 1.6
Cash with held (in Dollars)					$ 2.3
Long-term receivables				3.9
Initial reassessment of accrued interest				$ 3.6